Retirement benefit obligations - Movement in net defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset)
Beginning balance	£ (8)	£ (20)
Changes in net defined benefit liability (asset)
Current service costs	(2)	(1)
Past service costs	(1)	1
Settlement gain	4	1
Exchange difference	(1)	1
Total pension income/(expense)		2
Contributions:
Employers	(1)	7
Benefit payments	2	2
Refund of surplus	(22)
Ending balance	(27)	(8)	£ (20)
Retirement benefit obligation schemes	(30)	(27)
Retirement benefit asset schemes	3	19
Plan assets	38	1,305
Estimate of contributions expected to be paid to defined benefit pension schemes next year	1
UK RIPS
Contributions:
Remeasurement gain arising from changes in demographic assumptions	0	3	16
Remeasurement gain (loss) arising from changes in financial assumptions	82	75	(117)
Remeasurement (loss) gain arising from experience	7	(1)	25
Surplus recognised	0	18	18
Defined benefit obligation	0	1,248	1,369
Plan assets	0	1,266	1,388
Present value of obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	(1,313)	(1,481)
Changes in net defined benefit liability (asset)
Current service costs	(2)	(1)
Past service costs	(1)	1
Settlement gain	4	22
Transfer of RIPS annuity policies (buy-out)	1,159
Administration expenses	4
Interest on defined benefit obligation/asset	(5)	(21)
Exchange difference	(3)	2
Total pension income/(expense)	1,156	3
Remeasurements:
Remeasurement gain/(loss)	81	79
Contributions:
Employers	(1)	(1)
Benefit payments	12	87
Ending balance	(65)	(1,313)	(1,481)
Retirement benefit obligation schemes	(49)	(63)
Retirement benefit asset schemes	(16)	(1,250)
Present value of obligation | Unfunded obligations
Disclosure of net defined benefit liability (asset)
Beginning balance	(17)	(18)
Contributions:
Ending balance	(20)	(17)	(18)
Fair value of plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	1,305	1,461
Changes in net defined benefit liability (asset)
Settlement gain		(21)
Transfer of RIPS annuity policies (buy-out)	(1,159)
Administration expenses	(4)
Interest on defined benefit obligation/asset	5	21
Exchange difference	2	(1)
Total pension income/(expense)	(1,156)	(1)
Remeasurements:
Remeasurement gain/(loss)	(79)	(78)
Contributions:
Employers		8
Benefit payments	(10)	(85)
Refund of surplus	(22)
Ending balance	38	1,305	£ 1,461
Retirement benefit obligation schemes	19	36
Retirement benefit asset schemes	£ 19	£ 1,269